Concentrations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%